Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

Related parties are entities with common direct or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the party in making financial and operating decisions. The amount due from related parties is unsecured, interest-free and has no fixed terms of repayment.

The amount charged by related parties are as follows:

	Period Ended	Year Ended
	December 31, 2018	March 31, 2018
	(Unaudited)	(Restated)
Accounting fees	$9,794	$14,723
Secretary fees	$158	$1,344
Payroll charges	$2,482	$2,147
Management fees	$-	$51,924
Trainer fees - See Kok Chong	$43,172	$37,109
Director fees - See Kok Chong	$26,077	$28,954
Office rental	$39,299	$-
Professional fees	$-	$46,850
Licence fees	$-	$2,200
Listing expenses	$-	$(30,000)
	$120,982	$155,251

The amount due to a director is as follows:

	Period Ended	Year Ended
	December 31, 2018	March 31, 2018
	(Unaudited )	(Restated)
Training fees	$29,429	-
Other	3,026	$3,128
	$32,455	$3,128

The amount due from related parties are as follows:

	Period Ended	Year Ended
	December 31, 2018	March 31, 2018
	(Unaudited)	(Restated)
Masteryasia (M) Sdn Bhd	$255,194	$295,697
Quest Consulting Ltd	$19,315	$21,991
Castlefield Realty International Holdings Sdn Bhd	$65,762	$64,696
Human Resource Development Sdn Bhd	$365	$-
Quest Promotion Sdn Bhd	$(537)	$-
Quest Management Consulting (Shanghai) Co. Ltd	$346	$
	$340,445	$382,384

The amount due to related parties are as follows:

	Period Ended	Year Ended
	December 31, 2018	March 31, 2018
	(Unaudited)	(Restated)
LifeChamp	$114	$-
Masteryasia (M) Sdn Bhd	$982	$-
Quest Services Sdn Bhd	$57	$322
Quest Learning Sdn Bhd	$2,322	$300
	$3,475	$622

15. RELATED PARTY TRANSACTIONS

Related parties are entities with common direct or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the party in making financial and operating decisions. The amount due from related parties is unsecured, interest-free and has no fixed terms of repayment.

The amount charged by related parties are as follows:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Accounting fees	$14,723	$9,455
Secretary fees	$1,344	$215
Payroll charges	$2,147	$1,217
Management fees	$51,924	$29,499
Trainer fees - See Kok Chong	$37,109	$-
Director fees - See Kok Chong	$28,954	$14,182
Incorporation fees	$-	5,490
Professional fees	$46,850	$42,200
Licence fees	$2,200	$2,200
Listing expenses	$(30,000)	$30,000
	$155,251	$134,458

The amount due from related parties are as follows:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Masteryasia (M) Sdn Bhd	295,697	114,932
Quest Consulting Ltd	21,991	34
Castlefield Realty International Holdings Sdn Bhd	64,696	4,522
	382,384	119,488

The amount due from related parties, included in account receivables, is as follow:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
US VR Global Inc	13,878	-
Quest Consulting Ltd	-	2,187
	13,878	2,187